Schedule 1 - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Common stock, par or stated value per share	$ 0.000005	$ 0.000005
Common Stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares, issued	3,624,773,740
Common stock, shares, outstanding	3,624,773,740
Class A ordinary shares
Common Stock, shares authorized	8,900,000,000	8,900,000,000
Common stock, shares, issued	3,282,256,521	3,282,256,521
Common stock, shares, outstanding	2,822,868,761	2,899,717,031
Class B ordinary shares
Common Stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares, issued	801,904,979	801,904,979
Common stock, shares, outstanding	801,904,979	801,904,979
Waterdrop Inc. [Member]
Common stock, par or stated value per share	$ 0.000005	$ 0.000005
Common Stock, shares authorized	10,000,000,000	10,000,000,000
Waterdrop Inc. [Member] | Class A ordinary shares
Common Stock, shares authorized	8,900,000,000	8,900,000,000
Common stock, shares, issued	3,282,256,521	3,282,256,521
Common stock, shares, outstanding	2,822,868,761	2,899,717,031
Waterdrop Inc. [Member] | Class B ordinary shares
Common Stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares, issued	801,904,979	801,904,979
Common stock, shares, outstanding	801,904,979	801,904,979